Form N-1A Cover	Sep. 17, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	SEI INSTITUTIONAL INVESTMENTS TRUST
Entity Central Index Key	0000939934
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 17, 2024
Prospectus Date	Sep. 30, 2023
Supplement to Prospectus [Text Block]

SEI INSTITUTIONAL INVESTMENTS TRUST

U.S. Managed Volatility Fund
Emerging Markets Debt Fund
(the "Funds")

Supplement Dated September 18, 2024
to the Prospectus (the "Prospectus"), dated September 30, 2023, as amended on November 8,
2023, November 30, 2023, December 18, 2023, January 8, 2024, January 18, 2024, May 1,
2024, May 6, 2024, May 20, 2024, May 21, 2024, August 30, 2024 and September 13, 2024

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Funds.